Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 179,192	$ 30,312	$ 13,188
Other receivables	305,000	100,000	100,000
Other current assets	6,925	20,983	9,220
Total current assets	491,117	151,295	122,408
Property and equipment, net			1,800
Intangible assets, net	66,139	78,285	73,076
Total assets	557,256	229,580	197,284
Current liabilities:
Accounts payable	814,869	920,569	772,065
Accrued salaries and consulting fees	468,719	605,857	650,133
Accrued interest and dividends	313,506	226,108	71,212
Notes payable	126,986	127,986	82,986
Notes payable to related party	1,800	17,885	17,885
Convertible notes payable, net of debt discount	1,897,277	1,661,520	363,769
Derivative liability on convertible notes payable	3,154,374	1,930,235	1,111,879
Series D preferred stock	577,356
Total liabilities	7,354,887	5,490,160	3,069,929
Commitments and contingencies
Stockholders’ equity (deficit):
Common stock, $0.001 par value, 2,000,000,000 shares authorized, 263,725,234 and 169,217,460 shares issued and outstanding as of December 31, 2020 and 2019, respectively	669,389	263,725	169,217
Additional paid-in capital	11,721,866	7,714,704	6,035,547
Accumulated deficit	(18,614,915)	(13,239,189)	(9,077,614)
Total stockholders’ equity (deficit)	(6,797,631)	(5,260,580)	(2,872,645)
Total liabilities and stockholders’ equity (deficit)	557,256	229,580	197,284
Series A Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock
Total stockholders’ equity (deficit)
Series B Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock	50	50	75
Total stockholders’ equity (deficit)	50	50	75
Series C Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock	77	130	130
Total stockholders’ equity (deficit)	77	130	130
Series D Preferred Stock [Member]
Stockholders’ equity (deficit):
Preferred stock	1
Total stockholders’ equity (deficit)	$ 1